UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07434

                                                                 The Stratton Funds, Inc.

(Exact name of registrant as specified in charter)

150 South Warner Road, Suite 460

                                                     King of Prussia, PA 19406-2826

(Address of principal executive offices) (Zip code)

Michelle Whalen, Assistant Vice President

The Stratton Funds, Inc.

150 South Warner Road, Suite 460

                                                     King of Prussia, PA 19406-2826

(Name and address of agent for service)

Registrant’s telephone number, including area code:  610-941-0888

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS March 31, 2013 (unaudited)

Stratton Small Cap Value Fund

	Number of Shares	Market Value (Note A)

COMMON STOCKS – 94.3%

Aerospace/Defense – 1.7%
Moog, Inc. Class A†	361,925	$16,587,023

Banking/Financial – 16.1%
Affiliated Managers Group, Inc.†	135,500	20,808,735
Community Bank System, Inc.	330,000	9,777,900
First Midwest Bancorp, Inc.	519,200	6,894,976
First Niagara Financial Group, Inc.	577,000	5,112,220
Glacier Bancorp, Inc.	380,000	7,212,400
IBERIABANK Corp.	167,600	8,383,352
MB Financial, Inc.	426,600	10,310,922
Northwest Bancshares, Inc.	923,221	11,715,674
Signature Bank†	235,000	18,508,600
SVB Financial Group†	239,000	16,954,660
Umpqua Holdings Corp.	713,741	9,464,206
United Bankshares, Inc.	351,000	9,340,110
Webster Financial Corp.	360,600	8,748,156
Wintrust Financial Corp.	280,000	10,371,200

		153,603,111

Basic Materials – 5.2%
Compass Minerals International, Inc.	113,000	8,915,700
PolyOne Corp.	871,000	21,261,110
Silgan Holdings, Inc.	418,000	19,750,500

		49,927,310

Business Services – 2.5%
Arbitron, Inc.	295,148	13,833,587
Cardtronics, Inc.†	351,575	9,654,250

		23,487,837

Capital Goods – 2.7%
Oshkosh Corp.†	362,000	15,381,380
Titan International, Inc.	500,000	10,540,000

		25,921,380

Construction – 1.6%
Beacon Roofing Supply, Inc.†	400,000	15,464,000

Consumer Durable – 2.2%
Jarden Corp.†	495,000	21,210,750

Consumer Staples – 3.7%
Casey’s General Stores, Inc.	307,300	17,915,590
Harris Teeter Supermarkets, Inc.	401,500	17,148,065

		35,063,655

Energy – 6.5%
Bonanza Creek Energy, Inc.	193,400	7,478,778
Cabot Oil & Gas Corp.	259,800	17,565,078
Carrizo Oil & Gas, Inc.†	404,000	10,411,080

	Number of Shares	Market Value (Note A)

Energy – continued

Kodiak Oil & Gas Corp.†	1,086,000	$9,871,740
Northern Oil and Gas, Inc.†	508,000	7,305,040
Superior Energy Services, Inc.†	376,678	9,782,328

		62,414,044

Health Care – 4.5%
PAREXEL International Corp.†	570,000	22,520,700
West Pharmaceutical Services, Inc.	316,100	20,527,534

		43,048,234

Industrial – 15.0%
Actuant Corp. Class A	495,000	15,156,900
Cascade Corp.	62,326	4,049,943
Chicago Bridge & Iron Co. N.V.	475,100	29,503,710
Crane Co.	338,150	18,889,059
EnerSys, Inc.†	519,500	23,678,810
MasTec, Inc†	860,000	25,069,000
United Rentals, Inc.†	484,141	26,613,231

		142,960,653

Insurance/Services – 1.3%
Selective Insurance Group, Inc.	505,200	12,129,852

REITs – 6.7%
Highwoods Properties, Inc.	382,264	15,126,186
Home Properties, Inc.	212,700	13,489,434
Medical Properties Trust, Inc.	1,187,000	19,039,480
SL Green Realty Corp.	188,000	16,188,680

		63,843,780

Retailing – 6.9%
Aaron’s, Inc.†	449,250	12,884,490
ANN, Inc.†	378,498	10,984,012
Brinker International, Inc.	395,000	14,871,750
Cabela’s, Inc.†	320,439	19,476,282
The Jones Group, Inc.	625,000	7,950,000

		66,166,534

Technology – 11.4%
Anixter International, Inc.†	261,700	18,298,064
Belden, Inc.	464,600	23,996,590
CACI International, Inc. Class A†	191,000	11,053,170
ON Semiconductor Corp.†	1,490,800	12,343,824
PTC, Inc. †	715,000	18,225,350
RF Micro Devices, Inc.†	1,797,000	9,560,040
Solera Holdings, Inc.	270,000	15,749,100

		109,226,138

See accompanying Notes to Schedules of Investments.

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SCHEDULE OF INVESTMENTS March 31, 2013 (unaudited) (continued)

Stratton Small Cap Value Fund

	Number of Shares	Market Value (Note A)

Utilities – 6.3%
Avista Corp.	455,986	$12,494,016
El Paso Electric Co.	386,281	12,998,356
Portland General Electric Co.	363,500	11,024,955
Southwest Gas Corp.	276,110	13,104,181
UNS Energy Corp.	225,300	11,026,182

		60,647,690

Total Common Stocks (Cost $558,913,136)		901,701,991

	Principal Amount
SHORT-TERM INVESTMENTS – 5.7%
BNY Mellon Cash Reserve 0.05%, due 04/01/13	$54,436,818	54,436,818

Total Short-Term Investments (Cost $54,436,818)		54,436,818

Total Investments — 100.0% (Cost $613,349,954*)		956,138,809

Other Assets Less Liabilities — 0.0%		110,338

NET ASSETS — 100.0%		$956,249,147

REIT – Real Estate Investment Trust

†	Non-income producing security
*	Aggregate cost is $613,349,954 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$349,521,278
Gross unrealized depreciation	(6,732,423)

Net unrealized appreciation	$342,788,855

See accompanying Notes to Schedules of Investments.

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NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2013 (unaudited)

Note A. Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets, for which no quotations are readily available, are valued at their “fair value” as determined in good faith by the Advisor, subject to the oversight of the Boards of Directors of the Funds. Some of the more common reasons that may necessitate that a security be valued at “fair value” include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.

Note B. Fair Value Measurements – Various inputs are used in determining the fair value of investments which are as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of March 31, 2013 is as follows:

	Multi-Cap Fund	Real Estate Fund	Small Cap Value Fund

Level 1 - Quoted prices *	$57,886,411	$89,978,498	$956,138,809
Level 2 - Significant observable inputs	—	—	—
Level 3 - Significant unobservable inputs	—	—	—

Total Market Value of Investments	$57,886,411	$89,978,498	$956,138,809

*	The breakdown of each Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the three month period ended March 31, 2013, the Funds did not recognize any transfers to/from Level 1 or 2.

Note C. Determination of Gains or Losses on Sales of Securities – Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

Note D. Tax Disclosure – No provision for federal income taxes is required since the Funds intend to continue

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NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2013 (unaudited)

to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2013.

As of December 31, 2012, Multi-Cap Fund had pre-enactment net capital loss carryforwards for federal income tax purposes of $10,083,397 and $5,764,210, which are available to reduce future required distributions of net capital gains to shareholders. These amounts are available through 2017 and 2018, respectively. Multi-Cap Fund also had a long-term capital loss carry forward of $316,372 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carry forward is not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carry forwards subject to expiration described previously. Real Estate Fund and Small Cap Value Fund did not have net capital loss carryforwards for federal income tax purposes.

Under the Act, any capital loss, as defined by the Internal Revenue Code, that is realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds had no deferred qualified late-year losses for the year ending December 31, 2012.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filings at www.sec.gov.

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Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Stratton Funds, Inc.

By (Signature and Title)*	/s/ Gerald M. Van Horn
Gerald M. Van Horn, Chief Executive Officer (principal executive officer)

Date 5/7/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gerald M. Van Horn
Gerald M. Van Horn, Chief Executive Officer (principal executive officer)

Date 5/7/13

By (Signature and Title)*	/s/ Lynne M. Cannon
Lynne M. Cannon, Chief Financial Officer (principal financial officer)

Date 5/7/13

*	Print the name and title of each signing officer under his or her signature.